Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities
Net loss	$ (40,572)	$ (35,204)	$ (146,751)	$ (116,992)
Changes in operating assets and liabilities:
Accrued liabilities	(156)	(602)	(1,962)	1,978
Accrued interest payable	28,081	23,126	101,472	85,103
Accounts payable - related parties			(639)
Net Cash Used In Operating Activities	(12,647)	(12,680)	(47,880)	(29,911)
Cash Flows from Financing Activities
Proceeds from convertible notes payable - related parties		10,000	70,000	35,000
Net Cash Provided by Financing Activities		10,000	70,000	35,000
Change in Cash	(12,647)	(2,680)	(22,120)	5,089
Cash - Beginning of Period	32,142	10,022	10,022	4,933
Cash - End of Period	19,495	7,342	32,142	10,022
Supplemental disclosures of cash flow information:
Interest paid
Income taxes paid
Non-cash financing and investing activities:
Reassignment of convertible note payable to due to related party				639
Reclassification of accrued interest to note payable	$ 28,081	$ 23,126	$ 101,472	$ 85,103